Employees' Stock Option Plans (ESOP) - Schedule of Break-up of Employee Stock Compensation Expense (Parentheticals) (Details) $ in Millions	12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Reversal of stock compensation cost toward forfeiture of stock incentives	$ 5